Prepaid Expenses and Other Receivables	12 Months Ended
Jun. 30, 2025
Prepaid Expenses and Other Receivables [Abstract]
Prepaid Expenses and Other Receivables
4.	Prepaid Expenses and Other Receivables

Prepaid expenses and other receivables consist of the following:

	As of June 30,
	2025	2024
Deposits	$81,815	$13,198
Prepaid operation expenses	51,664	27,396
Others	4,190	1,372
Prepaid expenses and other receivables	$137,669	$41,966